Schedule of Deferred Income, Amortization (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Deferred Income Schedule Of Deferred Income, Amortization 1		1,981
Deferred Income Schedule Of Deferred Income, Amortization 2	318
Deferred Income Schedule Of Deferred Income, Amortization 3		1,981
Deferred Income Schedule Of Deferred Income, Amortization 4	318
Deferred Income Schedule Of Deferred Income, Amortization 5		1,044
Deferred Income Schedule Of Deferred Income, Amortization 6	168
Deferred Income Schedule Of Deferred Income, Amortization 7		374
Deferred Income Schedule Of Deferred Income, Amortization 8	60
Deferred Income Schedule Of Deferred Income, Amortization 9		9,205
Deferred Income Schedule Of Deferred Income, Amortization 10	1,477
Deferred Income Schedule Of Deferred Income, Amortization 11		14,585
Deferred Income Schedule Of Deferred Income, Amortization 12	$ 2,341